Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,400,000	1,400,000
Preferred stock, shares issued	1,302,082	1,302,082
Preferred stock, shares outstanding	1,302,082	1,302,082
Common Stock A
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	10,680,000	9,980,000
Common stock, shares outstanding	10,680,000	9,980,000
Common Stock B
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0